Equity (Details) - USD ($)				12 Months Ended
	May 08, 2025	Nov. 04, 2024	Sep. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.0001	$ 0.0001
Amount of authorized dividend value (in Dollars)		$ 50,000		$ 5,066,207
Shares authorized but unissued		50,000,000
Surrendered shares	5,000,000
Gross proceeds (in Dollars)				6,440,000
Allotment additional shares	210,000
Additional gross proceeds (in Dollars)	$ 840,000
Aggregate gross proceeds (in Dollars)				6,440,000
Net proceeds to additional paid in capital (in Dollars)				5,066,046
Offering expenses (in Dollars)				$ 1,373,794
Voting rights				Holders of our Ordinary Shares may vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Subject to any rights or restrictions as to voting attached to any shares, on a poll every shareholder present in person or by proxy (or, if a corporation or other non-natural person, by its duly authorized representative or proxy) shall have one vote for each Class A Ordinary Share and 10 votes for each Class B Ordinary Share of which he or the person represented by proxy is the holder.
Common Stock [Member]
Equity [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Ordinary shares authorized		500,000,000	500,000,000
Ordinary share par value (in Dollars per share)		$ 0.0001
Authorized share capital (in Dollars)		$ 50,000
Shares authorized but unissued		449,990,000
Etoiles Zeneo Investment Limited [Member]
Equity [Line Items]
Ordinary shares issued		10,000
Minimum [Member]
Equity [Line Items]
Ordinary shares outstanding	10,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares outstanding	5,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				450,000,000	450,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.0001
Shares authorized but unissued		449,990,000
Ordinary shares issued				15,110,000	13,500,000
Ordinary shares outstanding				15,110,000	13,500,000
Shares issued				210,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares authorized		450,000,000
Ordinary share par value (in Dollars per share)		$ 0.0001
Amount of authorized dividend value (in Dollars)				$ 161
Ordinary shares issued		10,000
Shares held				1,610,000
Class A Ordinary Shares [Member] | Etoiles Zeneo Investment Limited [Member]
Equity [Line Items]
Ordinary shares issued		13,490,000
Shares held	10,287,000
Class A Ordinary Shares [Member] | Doublefortuna Company Limited [Member]
Equity [Line Items]
Shares held	661,500
Class A Ordinary Shares [Member] | Easy Cargo Management Inc [Member]
Equity [Line Items]
Shares held	621,000
Class A Ordinary Shares [Member] | Enbo Holdings Group Limited [Member]
Equity [Line Items]
Shares held	634,500
Class A Ordinary Shares [Member] | La Dicha Group Limited [Member]
Equity [Line Items]
Shares held	634,500
Class A Ordinary Shares [Member] | Quantum Pinnacle Company Limited [Member]
Equity [Line Items]
Shares held	661,500
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized				50,000,000	50,000,000
Ordinary share par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares issued				5,000,000	5,000,000
Ordinary shares outstanding				5,000,000	5,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares authorized		50,000,000
Ordinary share par value (in Dollars per share)		$ 0.0001
Amount of authorized dividend value (in Dollars)
Class B Ordinary Shares [Member] | Business Combination [Member]
Equity [Line Items]
Total voting power				77.00%
Class B Ordinary Shares [Member] | Etoiles Zeneo Investment Limited [Member]
Equity [Line Items]
Ordinary shares issued		10,000,000
Shares held	5,000,000
IPO [Member]
Equity [Line Items]
Shares issued	1,400,000			1,400,000
Per share (in Dollars per share)	$ 4
Gross proceeds (in Dollars)	$ 5,600,000			$ 1,373,794